Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (4,392,723)		$ (4,665,498)
Fair value of plan assets	2,960,474		2,460,413
Funded status	(1,432,249)		(2,205,085)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (1,432,249)	$ (43,679)	$ (2,205,085)